Investment Objectives and Goals	Jun. 14, 2024
Calamos S&P 500 Structured Alt Protection ETF - July
Prospectus [Line Items]
Risk/Return [Heading]	Calamos S&P 500 Structured Alt Protection ETF – July
Calamos S&P 500 Structured Alt Protection ETF - September
Prospectus [Line Items]
Risk/Return [Heading]	Calamos S&P 500 Structured Alt Protection ETF – September